MTB GROUP OF FUNDS
                         (Retail/Institutional Funds)

                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010

                                JUNE 29, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE: MTB GROUP OF FUNDS (the "Trust" or "Registrant")
            Retail/Institutional Funds
           1933 Act File No. 33-20673
           1940 Act File No. 811-5514

Dear Sir or Madam:

      Post-Effective Amendment No. 69 under the Securities Act of 1933 and Amendment No. 70 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Trust's currently effective Registration Statement.

      As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective 60 days after filing pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to correct the fee tables of MTB Money Market Fund, MTB U.S. Treasury Money Market Fund and MTB New York Tax-Free Money Market Fund contained in the Combined Retail Money Market Fund Prospectus to indicate that no Rule 12b-1 Plan is in effect with respect to Class A Shares of these funds; to incorporate the MTB Virginia Municipal Bond Fund into the Combined Retail Fluctuating Fund Prospectus (this Fund is currently the subject of a "standalone" prospectus); and to revise the strategies of certain Funds.

      Financial statements will be filed by amendment. The Registrant anticipates filing these financial statements pursuant to Rule 485(b) on or about August 25, 2006 to become effective on August 28, 2006, simultaneously with the effectiveness of Registrant's Rule 485(a) post-effective amendment.

      In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges the staff's view that: the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


      If you have any questions on the enclosed material, please contact me at (412) 288-8094.

                                                Very truly yours,



                                                /s/ Mark R. Thompson
                                                Mark R. Thompson
                                                Senior Paralegal

Enclosures